Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Interest and dividend income (Note 3)
Loans	$ 24,863	$ 21,249
Securities	6,827	5,670
Assets purchased under reverse repurchase agreements and securities borrowed	8,960	5,536
Deposits and other	683	566
Interest income	41,333	33,021
Interest expense (Note 3)
Deposits and other	12,988	9,842
Other liabilities	8,231	4,905
Subordinated debentures	365	322
Interest expense	21,584	15,069
Net interest income	19,749	17,952
Non-interest income
Insurance premiums, investment and fee income (Note 15)	5,710	4,279
Trading revenue	995	1,150
Investment management and custodial fees	5,748	5,377
Mutual fund revenue	3,628	3,551
Securities brokerage commissions	1,305	1,372
Service charges	1,907	1,800
Underwriting and other advisory fees	1,815	2,053
Foreign exchange revenue, other than trading	986	1,098
Card service revenue	1,072	1,054
Credit fees	1,269	1,394
Net gains on investment securities	125	147
Share of profit in joint ventures and associates (Note 12)	76	21
Other	1,617	1,328
Non-interest income	26,253	24,624
Total revenue	46,002	42,576
Provision for credit losses (Notes 4 and 5)	1,864	1,307
Insurance policyholder benefits, claims and acquisition expense (Note 15)	4,085	2,676
Non-interest expense
Human resources (Notes 17 and 22)	14,600	13,776
Equipment	1,777	1,593
Occupancy	1,635	1,558
Communications	1,090	1,049
Professional fees	1,305	1,379
Amortization of other intangibles (Note 10)	1,197	1,077
Other	2,535	2,401
Non-interest expense	24,139	22,833
Income before income taxes	15,914	15,760
Income taxes (Note 23)	3,043	3,329
Net income	12,871	12,431
Net income attributable to:
Shareholders	12,860	12,400
Non-controlling interests	11	31
Net income	$ 12,871	$ 12,431
Basic earnings per share (in dollars) (Note 24)	$ 8.78	$ 8.39
Diluted earnings per share (in dollars) (Note 24)	8.75	8.36
Dividends per common share (in dollars)	$ 4.07	$ 3.77